Income Taxes (Income tax expense) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal									$ 1,454,049	$ 1,500,337	$ 1,022,082
State									202,292	209,396	191,999
Total Current Tax Expense									1,656,341	1,709,733	1,214,081
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal									(79,034)	736,390	696,638
State									(7,781)	(10,663)	9,761
Total Deferred Tax Expense									(86,815)	725,727	706,399
Total Income Tax Expense	$ 271,000	$ 471,000	$ 427,000	$ 400,000	$ 316,000	$ 445,000	$ 483,000	$ 585,000	$ 1,569,526	$ 2,435,460	$ 1,920,480